Inventories - Allowance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements in allowances
As of January 1	€ 2,936
As of December 31	2,242	€ 2,936
Accumulated impairment
Movements in allowances
As of January 1	505	521	€ 432
Charged to income statement	71	83	153
Deductions	(96)	(99)	(64)
As of December 31	€ 480	€ 505	€ 521